Consolidated Statements of Comprehensive Loss (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Statement Of Income And Comprehensive Income [Abstract]
Net unrealized losses on investments, net of tax effects of	$ 0